PROPERTY AND EQUIPMENT, NET- Summary of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Less: accumulated depreciation	¥ 767,368		¥ 613,913
Property and equipment, net	1,076,590	$ 157,226	899,510
Lands
Property Plant And Equipment [Line Items]
Property and equipment, gross	66,467		60,142
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	912,986		750,458
Leasehold improvement
Property Plant And Equipment [Line Items]
Property and equipment, gross	435,153		342,860
Motor vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	15,660		13,449
Electronic equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	59,266		49,744
Office equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	123,915		101,401
Other equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	124,810		114,421
Others
Property Plant And Equipment [Line Items]
Property and equipment, gross	84,529		51,191
Construction in progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 21,172		¥ 29,757